Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,863,283		$ 4,840,240
Less accumulated depreciation	2,350,570		2,300,454
Property and equipment, net	2,512,713		2,539,786
Depreciation expense	50,146	$ 49,394
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	294,533		294,533
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,946,722		2,935,539
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,349,496		1,311,704
Riverboats and barges
Property, Plant and Equipment [Line Items]
Property and equipment, gross	239,240		238,926
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 33,292		$ 59,538